COMBINED AND CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
COMBINED AND CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS
Cost of revenues from related party	$ 0	$ 0	$ 3,484,000
Sales and marketing from related parties	11,160,000	878,000	0
Interest expense on amount due to SINA	$ 2,838,000	$ 6,709,000	$ 4,923,000